Stockholders' Equity (Detail) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended			12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 06, 2013 Class A Common Stock	Mar. 12, 2013 Class A Common Stock	Dec. 31, 2013 Class A Common Stock Vote		Sep. 30, 2013 Class A Common Stock	Mar. 31, 2013 Class B Common Stock	Dec. 31, 2013 Class B Common Stock Vote	Nov. 06, 2013 Class C Common Stock	Mar. 31, 2013 Class C Common Stock	Dec. 31, 2013 Class C Common Stock Vote		Nov. 06, 2013 Limited Partnership Units	Nov. 06, 2013 Convertible preferred stock	Mar. 12, 2013 Convertible preferred stock	Dec. 31, 2013 Convertible preferred stock Vote		Dec. 31, 2013 Employee Partners Class A Common Stock	Dec. 31, 2013 Employee Partners Class B Common Stock	Dec. 31, 2013 AIC Class C Common Stock	Jul. 17, 2013 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Mar. 12, 2013 Restricted Stock [Member] Class A Common Stock	Jul. 17, 2013 Restricted Stock [Member] Employee Partners Class A Common Stock	Dec. 31, 2013 Class B Liability Awards	Dec. 31, 2013 Class B Liability Awards Distributions on liability awards	Dec. 31, 2012 Class B Liability Awards Distributions on liability awards	Dec. 31, 2011 Class B Liability Awards Distributions on liability awards	Dec. 31, 2013 Artisan Partners Asset Management [Member]
Class of Stock [Line Items]
Common stock, par value per share						$ 0.01	[1]			$ 0.01			$ 0.01
Common stock, shares authorized						500,000,000	[1]			200,000,000			400,000,000
Common stock, shares outstanding						19,807,436	[1]			25,271,889			25,206,554							1,575,157	25,271,889	9,627,644
Common stock votes per share						1	[1],[2]			5 [2]			1	[2]
Convertible preferred stock, par value per share																		$ 0.01	[1]
Convertible preferred stock, shares authorized																		15,000,000	[1]
Convertible preferred stock, shares outstanding																		1,198,128	[1]
Preferred stock votes per share																		1	[1],[2]
Dividends declared per share						$ 0.43		$ 0.43
Common Stock, Dividends, Per Share, Cash Paid						$ 0.43		$ 0.43
Number of shares issued on IPO				5,520,000	12,712,279				26,271,120		916,576	28,442,643					2,565,463									1,575,157
Grants in period																								1,575,157	16,670
Exchange ratio to common stock																		One-for-one							One-for-one
Shares, Issued																										1,575,157
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years																						5 years	5 years		5 years	5 years
Number of Shares Cancelled										999,231
Shares repurchased and retired during the period (shares)															4,152,665	1,367,335
Partnership distributions	$ 332,000,000	$ 135,000,000	$ 122,800,000																									$ 65,727,000	$ 54,153,000	$ 55,714,000
Distributions to limited partner																															$ 41,500,000

[1]	The holders of preferred units of Holdings are entitled to preferential distributions in the case of a partial capital event or upon dissolution of Holdings. In the case of any distributions on the preferred units, prior to declaring or paying any dividends on the Class A common stock, APAM must pay the holders of convertible preferred stock a dividend equal to the distribution APAM received in respect of the preferred units it holds, net of taxes, if any.
[2]	Artisan Investment Corporation and each of the Company's employees to whom Artisan has granted equity have entered into a stockholders agreement with respect to all shares of APAM common stock they have acquired from the Company and any shares they may acquire from the Company in the future, pursuant to which they granted an irrevocable voting proxy to a Stockholders Committee. As of December 31, 2013, Artisan's employees held 1,575,157 shares of Class A common stock subject to the agreement and all 25,271,889 outstanding shares of Class B common stock, and Artisan Investment Corporation held 9,627,644 shares of Class C common stock.